Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

8. LEASES

We lease our office and other facilities and certain office equipment under long-term, non-cancelable operating and finance leases.  Many of our leases include rental escalation clauses, renewal options and/or termination options that are factored into our determination of lease payments when it is reasonably certain that the option will be exercised.  For leases with terms greater than 12 months, we record the related asset and obligation at the present value of lease payments over the term.  We do not recognize ROU assets and lease liabilities for leases with terms at inception of twelve months or less.

At inception, we determine if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of our lease arrangements contain lease components (e.g. minimum rent payments) and non-lease components (e.g. services). For certain equipment leases, we account for lease and non-lease components separately based on a relative fair market value basis. For all other leases, we account for the lease and non-lease components (e.g. common area maintenance) on a combined basis.

Following the adoption of ASC 842 as of January 1, 2019 (see Note 1), operating leases are included in operating lease right-of-use (ROU) assets and operating lease liabilities on the consolidated balance sheets. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term using the implicit interest rate, when readily available, or our incremental borrowing rate for collateralized debt based on information available at the lease commencement date. Lease expense for operating leases is generally recognized on a straight-line basis over the lease term and is included in operating expenses on the consolidated statement of comprehensive loss.  For the year ended December 31, 2019, we recognized operating lease costs of approximately $0.4 million.

Finance leases are included in property and equipment and other accrued expenses on the consolidated balance sheets. Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general, and administrative expense and interest expense, respectively, on the consolidated statements of comprehensive loss.  Finance leases are not material to our consolidated financial statements as of or for the year ended December 31, 2019.

No new finance or operating leases commenced during the year ended December 31, 2019.

Supplemental Cash Flow Information

The following table summarizes the supplemental cash flow information related to leases, including the ROU assets recognized upon adoption of the new lease standard (in thousands):

Year Ended
December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$314
Operating cash flows from finance leases	-
Financing cash flows from finance leases	1

Non-cash activity
Right-of-use assets obtained in exchange for operating lease liabilities	563
Assets obtained in exchange for finance lease liabilities	-

Other Information

The table below summarizes other supplemental information related to leases:

December 31,
2019
Weighted-average remaining lease term (in years):
Operating leases	2.7
Finance leases	0.3
Weighted average discount rate
Operating leases (1)	12.0%
Finance leases	8.7%

(1)	Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.

Undiscounted Cash Flows

The future maturities of lease liabilities consist of the following as of December 31, 2019 (in thousands):

	Operating Leases	Finance Leases
2020	$295	$1
2021	176	-
2022	166	-
2023	4	-
Thereafter	-	-
Total undiscounted lease payments	641	1
Less: imputed interest	(86)	-
Present value of lease liabilities	555	1
Less: current obligations under leases	(250)	(1)
Long-term lease obligations	$305	$-

Disclosures related to periods prior to adoption of the new lease standard

Lease Commitments

The following table presents a summary of our facilities under non-cancelable lease agreements at December 31, 2018:

Description	Lease Start Date	Lease End Date	Renewal options remaining	Straight line monthly rental payment (in thousands)
Corporate office, Jacksonville, Florida	7/15/2018	7/31/2019	none	$31
Wireless design facility, Lake Mary, Florida	7/1/2017	11/30/2022	2 options to extend for 36 months each	$13
Warehouse and production facility, Jacksonville, Florida	7/1/2017	7/31/2020	none	$2

Deferred rent is amortized to rent expense over the respective lease terms. In addition to sales tax payable on base rental amounts, certain leases obligate us to pay pro-rated annual operating expenses for the properties.  Rent expense for our facilities for the year ended December 31, 2018, was approximately $0.5 million.

Contractual obligations

Future minimum lease payments under all non-cancelable operating leases and capital leases that have initial terms in excess of one year as of December 31, 2018 were as follows (in thousands):

Contractual obligations:	2019	2020	2021 and thereafter	Total
Operating leases	$372	$191	$345	$908
Capital leases	$2	$1	$-	$3

Our contractual obligations as of December 31, 2018 for operating leases include approximately $0.7 million related to our Lake Mary, Florida facility.  We ceased use of this facility in 2018 and at December 31, 2018, we have recorded a lease liability of $0.2 million which reflects the estimated net present value of our Lake Mary lease obligation, net of estimated future sublease rental income (see Note 15).